Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.14%
Australia: 3.93%
Ansell Ltd. (Health care, Health care equipment & supplies)	83,375	$1,895,019
Orora Ltd. (Materials, Containers & packaging)	552,524	788,738
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	815,233	2,134,506
Steadfast Group Ltd. (Financials, Insurance)	574,187	2,091,138
		6,909,401
Austria: 1.81%
BAWAG Group AG (Financials, Banks)144A	19,594	3,191,217
Belgium: 0.81%
Azelis Group NV (Industrials, Trading companies & distributors)	88,300	875,011
Barco NV (Information technology, Electronic equipment, instruments & components)	39,386	543,427
		1,418,438
Canada: 5.45%
Finning International, Inc. (Industrials, Trading companies & distributors)	20,860	1,308,145
Major Drilling Group International, Inc. (Materials, Metals & mining)†	68,900	755,970
Onex Corp. (Financials, Capital markets)	28,600	2,436,876
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	234,260	5,099,303
		9,600,294
Finland: 2.60%
Huhtamaki Oyj (Materials, Containers & packaging)	61,521	2,160,006
Metso Oyj (Industrials, Machinery)	123,574	2,419,090
		4,579,096
France: 3.33%
Alten SA (Information technology, IT services)	59,793	5,854,325
Germany: 5.50%
Bechtle AG (Information technology, IT services)	59,745	3,104,692
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	25,195	2,118,913
Krones AG (Industrials, Machinery)	6,484	1,043,733
Springer Nature AG & Co. KGaA (Communication services, Media)	19,341	403,495
TAG Immobilien AG (Real estate, Real estate management & development)	177,569	3,007,778
		9,678,611
Italy: 8.30%
Amplifon SpA (Health care, Health care providers & services)	111,123	1,790,069
Azimut Holding SpA (Financials, Capital markets)	54,640	2,300,542
Buzzi SpA (Materials, Construction materials)	78,688	4,469,632
De’ Longhi SpA (Consumer discretionary, Household durables)	59,865	2,639,747
Interpump Group SpA (Industrials, Machinery)	58,801	3,406,923
		14,606,913
Japan: 32.92%
ALSOK Co. Ltd. (Industrials, Commercial services & supplies)	221,700	1,715,468
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	126,960	2,846,674
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
DTS Corp. (Information technology, IT services)	476,400	$3,872,520
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	34,400	1,229,873
Fuji Seal International, Inc. (Materials, Containers & packaging)	110,500	2,281,258
Hachijuni Nagano Bank Ltd. (Financials, Banks)	111,700	1,389,393
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	28,000	3,313,647
Hoshizaki Corp. (Industrials, Machinery)	85,400	2,809,327
Japan Elevator Service Holdings Co. Ltd. (Industrials, Commercial services & supplies)	105,200	1,104,953
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	87,200	3,046,591
Lion Corp. (Consumer staples, Household products)	114,100	1,221,657
Maruwa Co. Ltd. (Information technology, Electronic equipment, instruments & components)	8,200	2,524,218
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	36,400	1,578,211
MEITEC Group Holdings, Inc. (Industrials, Professional services)	206,800	4,620,796
MISUMI Group, Inc. (Industrials, Machinery)	148,200	2,443,825
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	177,500	1,687,145
NOF Corp. (Materials, Chemicals)	40,000	770,613
Orix JREIT, Inc. (Real estate, Office REITs)	4,662	3,120,853
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	127,900	2,434,695
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	39,400	2,641,348
Shizuoka Financial Group, Inc. (Financials, Banks)	148,800	2,421,029
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	151,200	2,974,955
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	79,500	1,903,253
Taikisha Ltd. (Industrials, Construction & engineering)	111,100	2,476,706
Zenkoku Hosho Co. Ltd. (Financials, Financial services)	75,900	1,507,112
		57,936,120
Netherlands: 3.55%
Aalberts NV (Industrials, Machinery)	66,530	2,559,838
Arcadis NV (Industrials, Professional services)	56,033	2,511,955
Technip Energies NV (Energy, Energy equipment & services)	29,957	1,173,234
		6,245,027
Norway: 3.48%
Atea ASA (Information technology, IT services)	129,785	2,075,374
Elopak ASA (Materials, Containers & packaging)	161,555	840,445
SpareBank 1 SMN (Financials, Banks)	159,200	3,201,027
		6,116,846
Spain: 3.61%
Vidrala SA (Materials, Containers & packaging)	14,238	1,490,240
Viscofan SA (Consumer staples, Food products)	72,872	4,871,764
		6,362,004
Sweden: 4.66%
AAK AB (Consumer staples, Food products)	87,732	2,442,608
Asker Healthcare Group AB (Health care, Health care providers & services)†	109,096	919,431
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	104,566	1,489,104
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Sweden(continued)
Hacksaw AB (Communication services, Entertainment)†	101,594	$646,461
Hexpol AB (Materials, Chemicals)	243,364	1,986,255
Loomis AB Class B (Industrials, Commercial services & supplies)	17,281	717,043
		8,200,902
Switzerland: 4.47%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	10,251	2,015,590
Bucher Industries AG (Industrials, Machinery)	2,576	1,192,947
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	66,345	2,862,177
Vontobel Holding AG (Financials, Capital markets)	20,784	1,790,589
		7,861,303
United Kingdom: 10.05%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	279,559	879,830
Diploma PLC (Industrials, Trading companies & distributors)	28,931	2,106,068
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	711,982	1,774,093
Elementis PLC (Materials, Chemicals)	700,553	1,549,101
IMI PLC (Industrials, Machinery)	67,444	2,548,968
Lancashire Holdings Ltd. (Financials, Insurance)	363,316	3,062,404
LondonMetric Property PLC (Real estate, Industrial REITs)	789,834	2,160,458
Nomad Foods Ltd. (Consumer staples, Food products)	176,750	2,244,725
Premier Foods PLC (Consumer staples, Food products)	525,942	1,358,742
		17,684,389
United States: 0.67%
Primo Brands Corp. Class A (Consumer staples, Beverages)	62,627	1,186,155
Total common stocks (Cost $129,862,136)		167,431,041
Investment companies: 1.66%
United States: 1.66%
VanEck Junior Gold Miners ETF	23,621	2,931,130
Total investment companies (Cost $3,372,890)		2,931,130

		Yield
Short-term investments: 3.19%
Investment companies: 3.19%
Allspring Government Money Market Fund Select Class♠∞		3.63%	5,613,817	5,613,817
Total short-term investments (Cost $5,613,817)				5,613,817
Total investments in securities (Cost $138,848,843)	99.99%			175,975,988
Other assets and liabilities, net	0.01			9,337
Total net assets	100.00%			$175,985,325

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,378,299	$14,937,860	$(13,702,342)	$0	$0	$5,613,817	5,613,817	$38,565
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$6,909,401	$0	$0	$6,909,401
Austria	3,191,217	0	0	3,191,217
Belgium	1,418,438	0	0	1,418,438
Canada	9,600,294	0	0	9,600,294
Finland	4,579,096	0	0	4,579,096
France	5,854,325	0	0	5,854,325
Germany	9,678,611	0	0	9,678,611
Italy	14,606,913	0	0	14,606,913
Japan	57,936,120	0	0	57,936,120
Netherlands	6,245,027	0	0	6,245,027
Norway	6,116,846	0	0	6,116,846
Spain	6,362,004	0	0	6,362,004
Sweden	8,200,902	0	0	8,200,902
Switzerland	7,861,303	0	0	7,861,303
United Kingdom	17,684,389	0	0	17,684,389
United States	1,186,155	0	0	1,186,155
Investment companies	2,931,130	0	0	2,931,130
Short-term investments
Investment companies	5,613,817	0	0	5,613,817
Total assets	$175,975,988	$0	$0	$175,975,988
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund